Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	R$ (1,029)	R$ 80
Amounts recognized in income (1+2+3+4)	(255)	(592)
1 - Cost of current service	(80)	(70)
2 - Cost of past service	(1)	(418)
3 - Net interest	(82)	(2)
4 - Other expenses	(92)	(102)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(410)	(632)
5 - Effects on asset ceiling	369	560
6 - Remeasurements	(736)	(1,212)
Changes in demographic assumptions	(11)
Changes in financial assumptions	25	(3,733)
Experience of the plan	(750)	2,521
7 - Exchange variation	(43)	20
Other (8+9)	196	115
8 - Benefits paid	115	35
9 - Contributions and investments from sponsor	81	80
Amounts at end of the period	(1,498)	(1,029)
Amount recognized in Assets (Note 18a)	585	717
Amount recognized in Liabilities (Note 18b)	(2,083)	(1,746)
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(688)	(303)
Amounts recognized in income (1+2+3+4)	(134)	(91)
1 - Cost of current service	(80)	(70)
2 - Cost of past service	(1)	0
3 - Net interest	(53)	(21)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(338)	(374)
5 - Effects on asset ceiling	406	384
6 - Remeasurements	(701)	(778)
Changes in demographic assumptions	(11)
Changes in financial assumptions	13	(3,610)
Experience of the plan	(703)	2,832
7 - Exchange variation	(43)	20
Other (8+9)	81	80
9 - Contributions and investments from sponsor	81	80
Amounts at end of the period	(1,079)	(688)
Amount recognized in Assets (Note 18a)	82	91
Amount recognized in Liabilities (Note 18b)	(1,161)	(779)
BD and CV Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	22,732	18,808
Amounts recognized in income (1+2+3+4)	1,731	1,769
2 - Cost of past service	0	0
3 - Net interest	1,731	1,769
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(75)	3,249
6 - Remeasurements	(113)	3,255
Experience of the plan	(113)	3,255
7 - Exchange variation	38	(6)
Other (8+9)	(1,163)	(1,094)
8 - Benefits paid	(1,244)	(1,174)
9 - Contributions and investments from sponsor	81	80
Amounts at end of the period	23,225	22,732
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(19,659)	(15,447)
Amounts recognized in income (1+2+3+4)	(1,578)	(1,505)
1 - Cost of current service	(80)	(70)
2 - Cost of past service	(1)	0
3 - Net interest	(1,497)	(1,435)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(669)	(3,881)
6 - Remeasurements	(588)	(3,907)
Changes in demographic assumptions	(11)
Changes in financial assumptions	13	(3,610)
Experience of the plan	(590)	(297)
7 - Exchange variation	(81)	26
Other (8+9)	1,244	1,174
8 - Benefits paid	1,244	1,174
Amounts at end of the period	(20,662)	(19,659)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(3,761)	(3,664)
Amounts recognized in income (1+2+3+4)	(287)	(355)
2 - Cost of past service	0	0
3 - Net interest	(287)	(355)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	406	258
5 - Effects on asset ceiling	406	384
6 - Remeasurements	0	(126)
Experience of the plan		(126)
Amounts at end of the period	(3,642)	(3,761)
CD Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	626	665
Amounts recognized in income (1+2+3+4)	(45)	(42)
2 - Cost of past service	0	0
3 - Net interest	47	60
4 - Other expenses	(92)	(102)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(78)	3
5 - Effects on asset ceiling	(37)	176
6 - Remeasurements	(41)	(173)
Experience of the plan	(41)	(173)
9 - Contributions and investments from sponsor	0	0
Amounts at end of the period	503	626
Amount recognized in Assets (Note 18a)	503	626
CD Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	1,475	1,604
Amounts recognized in income (1+2+3+4)	20	49
2 - Cost of past service	0	0
3 - Net interest	112	151
4 - Other expenses	(92)	(102)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(41)	(178)
6 - Remeasurements	(41)	(178)
Experience of the plan	(41)	(178)
9 - Contributions and investments from sponsor	0	0
Amounts at end of the period	1,454	1,475
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(849)	(939)
Amounts recognized in income (1+2+3+4)	(65)	(91)
2 - Cost of past service	0	0
3 - Net interest	(65)	(91)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(37)	181
5 - Effects on asset ceiling	(37)	176
6 - Remeasurements	0	5
Experience of the plan		5
Amounts at end of the period	(951)	(849)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(967)	(282)
Amounts recognized in income (1+2+3+4)	(76)	(459)
2 - Cost of past service	0	(418)
3 - Net interest	(76)	(41)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	6	(261)
6 - Remeasurements	6	(261)
Changes in financial assumptions	12	(123)
Experience of the plan	(6)	(138)
Other (8+9)	115	35
8 - Benefits paid	115	35
Amounts at end of the period	(922)	(967)
Amount recognized in Liabilities (Note 18b)	R$ (922)	R$ (967)